Inventory	12 Months Ended
Dec. 31, 2019
Classes Of Inventories [Abstract]
Inventory
9.	Inventory
	December 31, 2019	December 31, 2018
Harvested cannabis	50,403	435
Cannabis supplies and consumables	8,808	799
Ornamental flowers, supplies and consumables	731	—
	59,942	1,234

At December 31, 2019, the Company held 8,380 kilograms of harvested cannabis (December 31, 2018 – 303 kilograms) in inventory. During the year ended December 31, 2019, inventories of $45.8 million were recognized as an expense and included in cost of sales (ten months ended December 31, 2018 - $nil).